                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      NUMBER OF
        SHARES                                                                                      VALUE
-----------------------                                                                        -----------------

                                 COMMON STOCKS (96.3%)
                                 Advertising/Marketing Services (1.0%)
                36,200           R.H. Donnelley Corp.*                                        $       2,371,100
                                                                                               -----------------

                                 Aerospace & Defense (1.7%)
                51,600           Alliant Techsystems, Inc.*                                           3,766,800
                                                                                               -----------------

                                 Agricultural Commodities/Milling (3.5%)
                53,500           Bunge Ltd.                                                           3,284,365
               192,300           Corn Products International, Inc.                                    4,628,661
                                                                                               -----------------
                                                                                                      7,913,026
                                                                                               -----------------
                                 Air Freight/Couriers (2.0%)
                88,400           CNF Inc.                                                             4,560,556
                                                                                               -----------------

                                 Apparel/Footwear (1.5%)
                80,900           Liz Claiborne, Inc.                                                  3,366,249
                                                                                               -----------------

                                 Beverages: Alcoholic (1.5%)
                55,600           Molson Coors Brewing Co. (Class B)                                   3,486,120
                                                                                               -----------------

                                 Casino/Gaming (1.5%)
               113,500           GTECH Holdings Corp.                                                 3,400,460
                                                                                               -----------------

                                 Chemicals: Agricultural (2.2%)
               220,100           Agrium Inc. (ADR) (Canada)                                           5,033,687
                                                                                               -----------------

                                 Chemicals: Specialty (2.5%)
                83,800           Cytec Industries, Inc.                                               3,802,844
                83,600           OM Group, Inc.*                                                      1,958,748
                                                                                               -----------------
                                                                                                      5,761,592
                                                                                               -----------------
                                 Commercial Printing/Forms (0.5%)
               137,600           Cenveo Inc.*                                                         1,129,696
                                                                                               -----------------

                                 Computer Peripherals (1.9%)
               114,500           Storage Technology Corp.*                                            4,205,585
                                                                                               -----------------

                                 Containers/Packaging (4.0%)
               206,500           Owens-Illinois, Inc.*                                                5,296,725
               165,500           Pactiv Corp.*                                                        3,644,310
                                                                                               -----------------
                                                                                                      8,941,035
                                                                                               -----------------
                                 Data Processing Services (5.8%)
               286,700           Acxiom Corp.                                                         5,779,872
                72,000           Affiliated Computer Services, Inc. (Class A)*                        3,597,840
               240,000           BISYS Group, Inc. (The)*                                             3,775,200
                                                                                               -----------------
                                                                                                     13,152,912
                                                                                               -----------------
                                 Department Stores (1.7%)
               185,900           Saks, Inc.*                                                          3,944,798
                                                                                               -----------------

                                 Electric Utilities (1.2%)
                92,800           PNM Resources Inc.                                                   2,727,392
                                                                                               -----------------

                                 Electrical Products (1.6%)
               158,100           Belden CDT Inc.                                                      3,509,820
                                                                                               -----------------

                                 Electronic Equipment/Instruments (1.4%)
               105,000           Thermo Electron Corp.*                                               3,135,300
                                                                                               -----------------

                                 Electronics/Appliances (1.7%)
                47,100           Whirlpool Corp.                                                      3,767,058
                                                                                               -----------------

                                 Financial Conglomerates (2.6%)
               273,700           Conseco Inc.*                                                        5,969,397
                                                                                               -----------------

                                 Gas Distributors (1.2%)
                73,400           AGL Resources, Inc.                                                  2,822,230
                                                                                               -----------------

                                 Industrial Conglomerates (1.7%)
                77,900           SPX Corp.                                                            3,807,752
                                                                                               -----------------

                                 Industrial Machinery (1.5%)
                69,400           Kennametal Inc.                                                      3,298,582
                                                                                               -----------------

                                 Investment Managers (1.2%)
                66,100           Investors Financial Services Corp.                                   2,275,162
                                                                                               -----------------

                                 Life/Health Insurance (3.2%)
               117,800           Reinsurance Group of America, Inc.                                   4,967,626
                42,000           Torchmark Corp.                                                      2,195,340
                                                                                               -----------------
                                                                                                      7,162,966
                                                                                               -----------------
                                 Medical Specialties (2.0%)
               217,000           Applera Corp. - Applied Biosystems Group                             4,517,940
                                                                                               -----------------

                                 Medical/Nursing Services (3.5%)
               236,600           Apria Healthcare Group, Inc.*                                        7,980,518
                                                                                               -----------------

                                 Miscellaneous Commercial Services (1.7%)
               108,900           The Brink's Co.                                                      3,937,824
                                                                                               -----------------

                                 Miscellaneous Manufacturing (5.7%)
                82,600           Carlisle Companies, Inc.                                             5,440,036
               112,200           Teleflex Inc.                                                        7,442,226
                                                                                               -----------------
                                                                                                     12,882,262
                                                                                               -----------------
                                 Movies/Entertainment (0.8%)
               203,500           Crown Media Holdings, Inc. (Class A)*                                1,855,920
                                                                                               -----------------

                                 Oil & Gas Production (1.3%)
                70,000           Pioneer Natural Resources Co.                                        3,033,100
                                                                                               -----------------

                                 Oil Refining/Marketing (2.6%)
                97,500           Ashland Inc,                                                         5,991,375
                                                                                               -----------------

                                 Oilfield Services/Equipment (5.2%)
                67,800           Cooper Cameron Corp.*                                                4,812,444
               153,360           Superior Energy Services, Inc.*                                      3,272,702
                94,220           Universal Compression Holdings, Inc.*                                3,820,621
                                                                                               -----------------
                                                                                                     11,905,767
                                                                                               -----------------
                                 Other Transportation (2.7%)
               235,300           Laidlaw International Inc.*                                          6,047,210
                                                                                               -----------------

                                 Packaged Software (2.9%)
               339,800           Compuware Corp.*                                                     2,864,514
               261,176           MSC. Software Corp.*                                                 3,800,111
                                                                                               -----------------
                                                                                                      6,664,625
                                                                                               -----------------
                                 Property - Casualty Insurers (1.7%)
               142,450           Old Republic International Corp.                                     3,740,737
                                                                                               -----------------

                                 Real Estate Investment Trusts (1.0%)
                95,200           Realty Income Corp.                                                  2,379,048
                                                                                               -----------------

                                 Restaurants (1.3%)
               211,700           AFC Enterprises, Inc.                                                2,898,173
                                                                                               -----------------

                                 Savings Banks (2.0%)
                71,700           People's Bank                                                        2,245,644
                45,900           Webster Financial Corp.                                              2,212,380
                                                                                               -----------------
                                                                                                      4,458,024
                                                                                               -----------------
                                 Semiconductors (1.8%)
                88,900           International Rectifier Corp.*                                       4,182,745
                                                                                               -----------------

                                 Services to the Health Industry (1.3%)
               285,300           WebMD Corp.*                                                         3,027,033
                                                                                               -----------------

                                 Specialty Insurance (6.4%)
               166,300           Assurant, Inc.                                                       6,144,785
                11,100           Markel Corp.*                                                        3,729,600
               115,000           PMI Group, Inc. (The)                                                4,709,250
                                                                                               -----------------
                                                                                                     14,583,635
                                                                                               -----------------
                                 Specialty Stores (1.0%)
                95,200           Borders Group, Inc.                                                  2,361,912
                                                                                               -----------------

                                 Telecommunication Equipment (1.1%)
                91,500           ADTRAN, Inc.                                                         2,448,540
                                                                                               -----------------

                                 Trucks/Construction/Farm Machinery (1.7%)
               184,900           AGCO Corp.*                                                          3,825,581
                                                                                               -----------------

                                 TOTAL COMMON STOCKS
                                   (Cost $172,493,563)                                              218,231,244
                                                                                               -----------------

                                 PREFERRED STOCK
                                 Aerospace & Defense (2.0%)
               148,500           Empresa Brasileira de Aeronautica S.A. (ADR) (Brazil)
                                   (Cost $3,900,598)                                                  4,802,490
                                                                                               -----------------

      PRINCIPAL
      AMOUNT IN
      THOUSANDS
-----------------------
                                 SHORT-TERM INVESTMENT (2.1%)
                                 REPURCHASE AGREEMENT
                $4,924           Joint repurchase  agreement account 3.29%
                                 due 08/01/05 (dated 07/29/05; proceeds
                                 $4,924,450) (a)(Cost $4,924,000)                                     4,924,000
                                                                                               -----------------

                                 TOTAL INVESTMENTS
                                   (Cost $181,318,161 )(b)                       100.4%             227,957,734
                                 LIABILITIES IN EXCESS OF OTHER ASSETS            (0.4)                (863,321)
                                                                              ----------       -----------------
                                 NET ASSETS                                      100.0%            $227,094,413
                                                                              ==========       =================

-------------------------------------------------
       ADR     American Depositary Receipt.
        *      Non-income producing security.
       (a)     Collateralized by federal agency and U.S. Treasury obligations.
       (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $47,456,356 and the aggregate gross unrealized depreciation is $815,901, resulting in net unrealized appreciation of $46,640,455.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Small-Mid Special
     Value Fund

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2005
                                   /s/ Francis Smith
                                   Francis Smith
                                   Principal Financial Officer

                                       5